VARIABLE INTEREST ENTITIES - Consolidated Entities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Variable Interest Entities
Noncontrolling interest included in consolidated statements of financial position (in dollars)	$ 108,750		$ 108,757	$ 109,302
Depreciation and amortization (in dollars)	38,903	$ 34,978	152,718	128,712	$ 121,818
Interest expense (in dollars)	$ 35,420	36,163	$ 142,570	142,357	149,463
Springerville Partnership | Primary Beneficiary
Consolidated Variable Interest Entities
Equity interest (as a percent)	51.00%		51.00%
General partner interest (as a percent)	1.00%		1.00%
Ownership interest held by noncontrolling interest (as a percent)	49.00%		49.00%
Noncontrolling interest included in consolidated statements of financial position (in dollars)	$ 108,800		$ 108,800	109,300
Depreciation and amortization (in dollars)	5,300	5,300	21,000	21,000
Interest expense (in dollars)	7,700	$ 8,200	32,300	34,100	$ 35,900
Springerville Partnership | Primary Beneficiary | Electric Plant
Consolidated Variable Interest Entities
Assets of variable interest entity included in consolidated statements of financial position (in dollars)	848,100		853,300	874,400
Springerville Partnership | Primary Beneficiary | Long-term debt
Consolidated Variable Interest Entities
Liabilities of variable interest entity included in consolidated statements of financial position (in dollars)	473,500		511,000	548,100
Springerville Partnership | Primary Beneficiary | Accrued interest included in long-term debt
Consolidated Variable Interest Entities
Liabilities of variable interest entity included in consolidated statements of financial position (in dollars)	$ 5,400		$ 14,300	$ 15,200
Springerville Partnership | Primary Beneficiary | Springerville 3 Lease
Consolidated Variable Interest Entities
Percentage of financial and other support provided	100.00%		100.00%
Springerville Partnership | Springerville Unit 3 Holding LLC
Consolidated Variable Interest Entities
Ownership interest held by parent (as a percent)	100.00%		100.00%